Cover	Apr. 27, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (this “Amendment No. 1”), which amends the Current Report on Form 8-K of America’s Car-Mart, Inc. originally filed with the Securities and Exchange Commission on May 3, 2022 (the “Original Report”), is being filed solely to correct an inadvertent error in the last sentence of the first paragraph of Item 1.01 of the Original Report and to include Appendix A (Definitions) in Exhibit 10.2, which was inadvertently omitted from Exhibit 10.2 in the Original Report. This Amendment No. 1 includes the Original Report in its entirety. Other than the corrections described above, no other statement or information has been changed from those presented in the Original Report.
Document Period End Date	Apr. 27, 2022
Entity File Number	0-14939
Entity Registrant Name	AMERICA’S CAR-MART, INC.
Entity Central Index Key	0000799850
Entity Tax Identification Number	63-0851141
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1805 North 2nd Street
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Rogers
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72756
City Area Code	(479)
Local Phone Number	464-9944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CRMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false